Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0001099590
Registrant Name	MercadoLibre, Inc.
Registration File Number	333-291604
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A